Shareholder Report, Average Annual Return (Details) 190846_Brown Advisory Global Leaders Fund_Institutional Shares_TSR Annual {Institutional Shares}	12 Months Ended	60 Months Ended	92 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
Institutional Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	(1.65%)	6.17%	11.73%
MSCI All Country World Index (ACWI) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (ACWI)
Average Annual Return, Percent	23.67%	10.98%	13.42%